Advances for drillships under construction and related costs (Tables)	6 Months Ended
Jun. 30, 2015
Advances For Drillships Under Construction And Related Costs [Abstract]
Advances for drillships under construction and related costs
Balance, December 31, 2014	$622,507
Advances for drillships under construction and related costs	468,687
Drillships delivered	(727,688)
Balance, June 30, 2015	$363,506